Other Income	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
OTHER INCOME

NOTE 5. OTHER INCOME

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Waive of debts	-	-	232,249
Underwriting fee from investment	-	-	18,682
Sundry income	10,137	1,990	13
	10,137	1,990	250,944